DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Indexed Shares [Member]
Offsetting Assets [Line Items]
Embedded derivatives	$ 67,986,059	$ 31,204,555	$ 3,543,165
Warrant derivatives	2,022,222	277,778
Total	70,008,281	31,482,333	3,543,165
Fair Values [Member]
Offsetting Assets [Line Items]
Embedded derivatives	2,754,852	1,060,899	387,238
Warrant derivatives	225,286	11,045
Total	$ 2,980,138	$ 1,071,944	$ 387,238